SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

24. SEGMENT INFORMATION

        The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker ("CODM") for making decisions, allocating resources and assessing performance. The Company's CODM has been identified as the Chief Executive Officer of the Company, since he reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company.

        Following the Company's decision to expand its business to include both building and selling and building and operating solar power projects, the Company operated its business in three principal reportable business segments in 2015: module and system solutions ("MSS") segment, energy development segment and electricity generation segment. Following its decision to terminate plans to create and spin off a publicly-traded "yieldco" that would hold the majority of the Company's solar power projects in operation, the Company have operated its business in two principal reportable business segments since 2016, i.e., MSS segment and energy segment. The prior year segment information has been restated to conform to the current year's presentation. The MSS segment primarily comprises the design, development, manufacture and sales of solar power products and solar system kits, and O&M services. The energy segment primarily comprises solar project development and sale, EPC and development services, operating solar power projects and sales of electricity. The sales from MSS segment to energy segment have terms and conditions similar to sales to third parties. The Company's CODM reviews net revenue and gross profit and does not review balance sheet information by segment. In 2017, the MSS segment provided O&M services which were provided by the energy segment. Net revenues, cost of revenues and gross profit of MSS segment and energy segment for the years ended December 31, 2015 and 2016 have been restated to conform to the current year's presentation.

        The following table summarizes the Company's revenues and gross profit generated from each segment:

	Years Ended December 31, 2017
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,850,859	677,470	(137,936)	3,390,393
Cost of revenues	2,390,686	473,453	(111,344)	2,752,795

Gross profit	460,173	204,017	(26,592)	637,598

	Years Ended December 31, 2016
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,825,270	106,432	(78,624)	2,853,078
Cost of revenues	2,429,207	66,955	(60,272)	2,435,890

Gross profit	396,063	39,477	(18,352)	417,188

	Years Ended December 31, 2015
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,675,999	975,937	(184,310)	3,467,626
Cost of revenues	2,278,805	778,050	(165,999)	2,890,856

Gross profit	397,194	197,887	(18,311)	576,770

        The following table summarizes the Company's net revenues generated from different geographic locations. The information presented below is based on the location of customers' headquarters:

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Europe and other regions:
—Germany	75,912	132,185	94,066
—Netherlands	12,859	36,732	51,357
—United Kingdom	98,800	73,274	48,295
—Australia	18,150	33,634	48,069
—Turkey	7,547	9,544	24,833
—Spain	8,246	22,516	13,471
—Others	111,869	103,280	76,049

	333,383	411,165	356,140

The Americas:
—United States	903,748	863,500	628,815
—Brazil	—	33,002	388,554
—Canada	747,100	193,790	52,194
—Others	99,152	13,217	38,599

	1,750,000	1,103,509	1,108,162

Asia:
—PRC	402,180	585,296	874,559
—Japan	578,173	373,396	476,946
—India	262,536	292,234	336,468
—Singapore	24,131	7,615	97,483
—U.A.E	—	5,391	91,991
—Others	117,223	74,472	48,644

	1,384,243	1,338,404	1,926,091

Total net revenues	3,467,626	2,853,078	3,390,393

        The following table summarizes the Company's long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets at December 31, 2016 and 2017 by geographic region, based on the physical location of the assets:

	At December 31, 2016	At December 31, 2017
	$	$
PRC	434,989	675,291
Japan	167,465	99,673
United States	67,652	71,761
Canada	7,308	8,827
Others	136,457	193,452

Total long-lived assets	813,871	1,049,004

        The following table summarizes the Company's revenues generated from each product or service:

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Solar power products	2,303,287	2,573,685	2,551,509
Solar system kits	93,406	86,794	84,598
Solar power projects	557,995	22,665	632,256
EPC and development services	385,882	11,990	2,925
Electricity	32,059	68,789	29,236
O&M services	3,310	4,128	6,938
Others	91,687	85,027	82,931

Total net revenues	3,467,626	2,853,078	3,390,393